Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

May 31, 2020

BSO-QTLY-0720
1.802158.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Diversified Financial Services - 0.2%
Multi-Sector Holdings - 0.2%
Cannae Holdings, Inc. (a)	239,200	$8,809,736
Entertainment - 0.5%
Interactive Home Entertainment - 0.5%
Activision Blizzard, Inc.	161,600	11,631,968
Electronic Arts, Inc. (a)	62,600	7,692,288
		19,324,256
Equity Real Estate Investment Trusts (REITs) - 0.1%
Specialized REITs - 0.1%
Digital Realty Trust, Inc.	31,171	4,474,909
Interactive Media & Services - 0.8%
Interactive Media & Services - 0.8%
Match Group, Inc. (a)(b)	362,830	32,306,383
Internet & Direct Marketing Retail - 0.4%
Internet& Direct Marketing Retail - 0.4%
MercadoLibre, Inc. (a)	19,300	16,437,231
IT Services - 86.5%
Data Processing & Outsourced Services - 66.8%
Adyen BV (a)(c)	5,700	7,485,178
Amadeus IT Holding SA Class A	83,300	4,355,874
Automatic Data Processing, Inc.	700,075	102,553,987
Black Knight, Inc. (a)	1,045,300	80,467,194
Fidelity National Information Services, Inc.	2,419,397	335,884,886
Fiserv, Inc. (a)	1,761,017	188,023,785
Genpact Ltd.	2,843,180	102,212,321
Global Payments, Inc.	587,303	105,415,015
MasterCard, Inc. Class A	2,401,100	722,466,979
Paychex, Inc.	88,366	6,387,094
PayPal Holdings, Inc. (a)	1,796,500	278,475,465
Square, Inc. (a)	552,000	44,756,160
StoneCo Ltd. Class A (a)(b)	40,700	1,289,376
The Western Union Co.	4,800	96,096
Ttec Holdings, Inc.	2,000	84,720
Visa, Inc. Class A (b)	3,337,148	651,544,776
WEX, Inc. (a)	700	103,656
WNS Holdings Ltd. sponsored ADR (a)	1,141,692	55,189,391
		2,686,791,953
Internet Services & Infrastructure - 6.4%
Akamai Technologies, Inc. (a)	77,600	8,210,080
GoDaddy, Inc. (a)	1,384,927	106,985,611
MongoDB, Inc. Class A (a)(b)	94,500	21,934,395
Twilio, Inc. Class A (a)	522,800	103,305,280
VeriSign, Inc. (a)	74,000	16,206,740
		256,642,106
IT Consulting & Other Services - 13.3%
Accenture PLC Class A	46,080	9,290,650
Amdocs Ltd.	123,300	7,676,658
Booz Allen Hamilton Holding Corp. Class A	489,000	39,002,640
Cognizant Technology Solutions Corp. Class A	885,532	46,933,196
DXC Technology Co.	964,800	13,709,808
Endava PLC ADR (a)	618,361	29,730,797
EPAM Systems, Inc. (a)	415,700	95,877,048
Gartner, Inc. (a)	394,400	47,998,480
IBM Corp.	1,301,950	162,613,555
Leidos Holdings, Inc.	560,425	59,007,148
Reply SpA	251,132	21,925,188
Science Applications International Corp.	800	70,432
Unisys Corp. (a)	167,753	1,905,674
		535,741,274

TOTAL IT SERVICES		3,479,175,333

Media - 0.5%
Advertising - 0.5%
S4 Capital PLC (a)	7,276,900	20,670,034
Professional Services - 1.4%
Research & Consulting Services - 1.4%
CoreLogic, Inc.	2,700	133,812
Equifax, Inc.	140,800	21,621,248
ICF International, Inc.	167,511	10,985,371
Verisk Analytics, Inc.	133,200	23,000,976
		55,741,407
Road & Rail - 0.6%
Trucking - 0.6%
Uber Technologies, Inc.	715,700	25,994,224
Software - 7.9%
Application Software - 7.5%
Adobe, Inc. (a)	187,369	72,436,855
Ceridian HCM Holding, Inc. (a)(b)	284,673	19,605,430
Globant SA (a)	24,666	3,458,420
Intuit, Inc.	215,900	62,680,088
Netcompany Group A/S (a)(c)	327,326	19,868,220
NICE Systems Ltd. sponsored ADR (a)	56,700	10,554,138
Paycom Software, Inc. (a)	14,700	4,369,281
SAP SE sponsored ADR	289,200	37,046,520
Slack Technologies, Inc. Class A (a)	271,600	9,519,580
SS&C Technologies Holdings, Inc.	585,550	33,900,417
Temenos Group AG	4,990	761,107
Workday, Inc. Class A (a)	89,700	16,453,671
Xero Ltd. (a)	202,775	11,525,066
		302,178,793
Systems Software - 0.4%
Blue Prism Group PLC (a)(b)	840,690	13,434,983

TOTAL SOFTWARE		315,613,776

TOTAL COMMON STOCKS
(Cost $2,149,168,633)		3,978,547,289

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.11% (d)	47,196,758	47,206,198
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	206,294,035	206,314,664
TOTAL MONEY MARKET FUNDS
(Cost $253,520,862)		253,520,862
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $2,402,689,495)		4,232,068,151
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(210,939,925)
NET ASSETS - 100%		$4,021,128,226

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,353,398 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,357
Fidelity Securities Lending Cash Central Fund	694,436
Total	$787,793

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.